Nature of Operations and Summary of Significant Accounting Policies (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Nature of Business and Operations Overview
Net Loss	$ (5,157,549)	$ (2,296,993)	$ (12,276,234)	$ (11,225,224)	$ (13,965,019)	$ (12,902,175)
Weighted average common shares outstanding	15,545,567	4,126,248	9,413,335	3,579,332	3,897,081	1,524,991
Net Loss Per Common Share - basic and diluted	$ (0.33)	$ (0.56)	$ (1.30)	$ (3.14)	$ (3.58)	$ (8.46)